SHAREHOLDERS' EQUITY (Detail Textuals)		12 Months Ended
	Aug. 29, 2016 USD ($) Investor shares	Dec. 31, 2016 USD ($) $ / shares $ / unit shares	Sep. 30, 2017 $ / shares shares	Dec. 31, 2015 $ / shares shares	Aug. 03, 2015 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized | shares		5,000,000	5,000,000	5,000,000
Stated value of each issued share of preferred stock		$ 0.01	$ 0.01	$ 0.01
Convertible Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized | shares					5,000,000
Stated value of each issued share of preferred stock					$ 0.50
Investor [Member]
Class of Stock [Line Items]
Maximum number of equity units issued | shares	250,000	1,000,000
Number of investors | Investor	3
Description of equity units		Each unit consists one share of Series A convertible Preferred Stock and one Series A warrant.
Par value of equity units | $ / unit		0.50
Proceeds from issuance or sale of equity | $	$ 125,000	$ 500,000
Stated value of each issued share of preferred stock		$ 0.50
Exercise price of warrant		$ 0.50
Warrant exercisable term		1 year
Discount on preferred stock | $	33,238
Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance or sale of equity | $	$ 125,000
Warrant [Member]
Class of Stock [Line Items]
Number of warrants issued | shares	250,000
Exercise price of warrant		$ .30
Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrant		0.50
Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price of warrant		$ 0.30